Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets Classified by Type and Category

	December 31, 2019
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$

Trade and other accounts receivable	—	3,520,826	—	—
Derivative instruments	232	—	—	18,276
Other financial assets	59,146	42,729	—	—
Total Current	59,378	3,563,555	—	18,276

Equity instruments	—	—	320	—
Trade and other accounts receivable	—	588,804	—	—
Derivative instruments	17,514	—	—	34,105
Other financial assets	2,652,134	345,738	—	—
Total Non-Current	2,669,648	934,542	320	34,105

Total	2,729,026	4,498,097	320	52,381

	December 31, 2018
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$

Trade and other accounts receivable	—	3,565,359	—	—
Derivative instruments	3,311	—	—	41,113
Other financial assets	128,956	37,013	—
Total Current	132,267	3,602,372	—	41,113

Equity instruments	—	—	753	—
Trade and other accounts receivable	—	908,160	—	—
Derivative instruments	13,344	—	—	56,385
Other financial assets	2,371,649	354,344
Total Non-Current	2,384,993	1,262,504	753	56,385

Total	2,517,260	4,864,876	753	97,498

Summary of Financial Liabilities Classified by Type and Category

b)    The detail of financial liabilities, classified by type and category, as of December 31, 2019 and 2018, is as follows:

	December 31, 2019
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	—	1,478,831	—
Trade and other accounts payable	—	4,218,250	—
Derivative instruments	2,047	—	9,173
Total Current	2,047	5,697,081	9,173

Interest-bearing loans	—	4,889,422	—
Trade and other accounts payable	—	2,334,556	—
Derivative instruments	1,036	—	—
Total Non-Current	1,036	7,223,978	—

Total	3,083	12,921,059	9,173

	December 31, 2018
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	—	1,642,504	—
Trade and other accounts payable	—	6,892,192	—
Other financial liabilities	380	—	5,215
Total Current	380	8,534,696	5,215

Interest-bearing loans	—	4,621,855	—
Trade and other accounts payable	—	930,891	—
Derivative instruments	—	—	13
Total Non-Current	—	5,552,746	13

Total	380	14,087,442	5,228

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2019 and 2018, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2019				December 31, 2018
	Asset		Liability		Asset		Liability
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	—	12,400	317	—	442	—	1,599	—
Cash flow hedge	—	12,400	317	—	442	—	1,599	—
Exchange rate hedge:	18,508	39,219	9,183	1,036	43,982	69,729	3,996	13
Cash flow hedge	18,508	21,705	9,174	—	40,671	56,385	3,681	13
Fair value hedge	—	17,514	9	1,036	3,311	13,344	315	—
TOTAL	18,508	51,619	9,500	1,036	44,424	69,729	5,595	13

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of Hedge Instrument	Description of hedged risk	Description of hedged item	Fair Value of Hedged Item 12-31-2019 ThUS$	Fair Value of Hedged Item 12-31-2018 ThUS$

SWAP	Interest rate	Bank loans	8,670	(567)
SWAP	Interest rate	Unsecured obligations (bonds)	—	(592)
SWAP	Exchange rate	Bank loans	48,930	109,551
FORWARD	Exchange rate	Operational Income	2,008	153

Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item

For fair value hedges, the gain or losses on the hedging derivative instrument and on the underlying hedged item recognized during the years ended December 31, 2019 and 2018, is detailed in the following table:

	December 31, 2019		December 31, 2018
	Gains ThUS$	Losses ThUS$	Gains ThUS$	Losses ThUS$
Hedging derivative instrument	1,618	—	—	21,128
Underlying hedged item	381	—	1,218	—
TOTAL	1,999	—	1,218	21,128

Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss

As of December 31, 2019 and 2018, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2019				December 31, 2018
	Assets		Liabilities		Assets		Liabilities
	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$

Non-hedging derivative instrument (1)	1,523	1,720	-	-	23,584	—	-	—

(1)

Correspond to forward contracts entered into by the Group mainly to hedge foreign exchange risk related to dividends received or to be received from its foreign subsidiaries. Although, the hedge relationship has economic substance, they do not comply with all the hedging documentation requirements set forth by IFRS 9 Financial Instruments to qualify for hedge accounting.

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2019 and 2018:

	December 31, 2019
		Notional amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	12,083	—	—	49,619	—	—	—
Cash flow hedge	12,083	—	—	49,619	—	—	—
Exchange rate hedge:	47,508	385,662	315,082	49,619	—	—	750,363
Cash flow hedge	31,039	385,662	235,691	49,619	—	—	670,972
Fair value hedge	16,469	—	79,391	—	—	—	79,391
Derivatives not designated for hedge accounting	(198)	42,015	—	—	—	—	42,015
TOTAL	59,393	427,677	315,082	99,238	—	—	792,378

	December 31, 2018
		Notional Amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	(1,157)	697,840	—	—	—	—	697,840
Cash flow hedge	(1,157)	697,840	—	—	—	—	697,840
Exchange rate hedge:	109,702	441,328	229,689	172,912	—	—	843,929
Cash flow hedge	93,362	369,655	229,689	90,327	—	—	689,671
Fair value hedge	16,340	71,673	—	82,585	—	—	154,258
Derivatives not designated for hedge accounting	23,584	577,390	—	—	—	—	577,390
TOTAL	132,129	1,716,558	229,689	172,912	—	—	2,119,159

Schedule of Financial Assets and Liabilities Measured at Fair Value

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	12-31-2019	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	52,613	—	52,613	—
Financial derivatives designated as fair value hedge	17,514	—	17,514	—
Financial derivatives not designated for hedge accounting	1,522	—	1,522	—
Financial assets at fair value with changes in other comprehensive income	320	—	320	—
Financial assets at fair value through profit or loss	2,709,757	57,693	2,652,064	—
Total	2,781,726	57,693	2,724,033	—
Financial Liabilities
Financial derivatives designated as cash flow hedge	9,491	—	9,491	—
Financial derivatives designated as fair value hedge	1,045	—	1,045	—
Financial derivatives not designated for hedge accounting	1,720	—	1,720	—
Total	12,256	—	12,256	—

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	12-31-2018	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	97,498	—	97,498	—
Financial derivatives designated as fair value hedge	16,655	—	16,655	—
Financial assets at fair value through profit or loss	23,584	—	23,584	—
Financial assets at fair value with changes in other comprehensive income	753	—	753
Financial assets at fair value through profit or loss	2,477,021	105,386	2,371,635	—
Total	2,615,511	105,386	2,510,125	—
Financial Liabilities
Financial derivatives designated as cash flow hedge	5,293	—	5,293	—
Financial derivatives designated as fair value hedge	315	—	315	—
Total	5,608	—	5,608	—